UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23385

Axonic Alternative Income Fund

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: July 1, 2019 - June 30, 2020

Item 1. Proxy Voting Record.

AXONIC ALTERNATIVE INCOME FUND

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
OAKTREE SPECIALTY LENDING CORPORATION	OCSL	67401P108	09-Mar-2020	Annual meeting		No
KKR REAL ESTATE FINANCE TRUST INC.	KREF	48251K100	27-Apr-2020	Annual meeting		No
JBG SMITH PROPERTIES	JBGS	46590V100	30-Apr-2020	Annual meeting		No
HUDSON PACIFIC PROPERTIES INC.	HPP	444097109	20-May-2020	Annual meeting		No
HUDSON PACIFIC PROPERTIES INC.	JPP	444097109	20-May-2020	Annual meeting		No
EXTENDED STAY AMERICA INC.	STAY	30224P200	28-May-2020	Annual meeting		No
EXTENDED STAY AMERICA INC.	STAY	30224P211	28-May-2020	Annual meeting		No
AMBAC FINANCIAL GROUP INC.	AMBC	023139884	02-Jun-2020	Annual meeting		No
ARBOR REALTY TRUST INC.	ABR	038923108	03-Jun-2020	Annual meeting		No
MFA FINANCIAL INC.	MFA	55272X102	10-Jun-2020	Annual meeting		No
NEW RESIDENTIAL INVESTMENT CORP.	NRZ	64828T201	18-Jun-2020	Annual meeting		No

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto
Chief Executive Officer and President

Date:	August 20, 2020